Emilio Ragosa
609.919.6633
eragosa@morganlewis.com

June 3, 2008

Via EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:      NovaDel Pharma Inc. Preliminary Proxy

Dear Sir or Madam:

Enclosed please find a copy of preliminary proxy materials which were filed by NovaDel Pharma Inc. (the “Company”) with the Securities and Exchange Commission. The filing of the preliminary proxy materials was effected by direct transmission to the Securities and Exchange Commission’s EDGAR System on June 3, 2008.

If you have any questions or comments concerning the preliminary proxy materials, please contact the undersigned at (609) 919-6633, Deni Zodda, the Company’s Senior Vice President and Chief Business Officer at (908) 782-3431, extension 2424 or Michael Spicer, the Company’s Chief Financial Officer at (908) 782-3431, extension 2550.

Sincerely,

Emilio Ragosa

Enclosures

cc:      Deni Zodda
          Michael Spicer

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